Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.4%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$ 5,570,000	$ 5,011,957
5.50%, 11/15/2027	3,158,000	2,995,916
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,357,000	2,274,881
9.00%, 03/15/2028 (B)	5,028,000	5,158,456

		15,441,210

Automobile Components - 2.9%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (B)	322,000	324,338
8.25%, 04/15/2031 (A) (B)	674,000	694,170
Benteler International AG
10.50%, 05/15/2028 (A) (B)	3,948,000	4,007,551
Clarios Global LP
6.75%, 05/15/2025 (B)	1,881,000	1,885,455
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (B)	3,086,000	3,083,791
6.75%, 05/15/2028 (B)	2,187,000	2,196,556
8.50%, 05/15/2027 (B)	3,876,000	3,924,418
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (B)	2,857,000	2,822,524
Dana, Inc.
4.25%, 09/01/2030	224,000	191,399
4.50%, 02/15/2032	3,422,000	2,852,641
5.38%, 11/15/2027	3,051,000	2,921,738
5.63%, 06/15/2028 (A)	1,580,000	1,499,631
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	2,303,000	2,209,423
5.00%, 05/31/2026 - 07/15/2029 (A)	4,685,000	4,427,813
9.50%, 05/31/2025	3,988,000	4,087,700
ZF North America Capital, Inc.
6.88%, 04/14/2028 (B)	2,507,000	2,544,171
7.13%, 04/14/2030 (B)	2,016,000	2,076,321

		41,749,640

Automobiles - 2.4%
Ford Motor Co.
6.10%, 08/19/2032 (A)	849,000	821,043
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	1,636,000	1,466,536
3.37%, 11/17/2023	2,850,000	2,821,404
3.38%, 11/13/2025	3,066,000	2,866,563
4.00%, 11/13/2030	4,118,000	3,537,511
4.39%, 01/08/2026	6,119,000	5,813,919
4.95%, 05/28/2027	1,741,000	1,651,752
5.13%, 06/16/2025	1,398,000	1,361,224
6.95%, 03/06/2026	3,381,000	3,414,401
7.35%, 11/04/2027 - 03/06/2030	10,150,000	10,453,655

		34,208,008

Banks - 3.0%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,160,185
Fixed until 09/15/2023 (D), 7.75% (C)	1,717,000	1,718,717
Fixed until 06/15/2024 (D), 8.00% (C)	3,262,000	3,212,026
Citigroup, Inc.
Fixed until 09/12/2024 (D), 5.00% (C)	6,834,000	6,472,579

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (C), 01/14/2032	$ 1,594,000	$ 1,242,680
Fixed until 10/30/2025 (D), 6.00% (C)	1,400,000	1,165,106
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	3,456,000	3,326,800
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (B)	3,394,000	2,613,091
5.71%, 01/15/2026 (B)	4,247,000	4,099,372
7.00%, 11/21/2025 (B)	694,000	705,248
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (B)	1,000,000	1,011,151
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	2,797,000	2,974,063
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	4,647,000	4,391,415
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	2,830,000	2,757,835
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,525,418

		42,375,686

Beverages - 0.6%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	9,880,000	8,596,223

Building Products - 1.6%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	6,617,000	6,038,012
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	905,000	785,264
5.00%, 03/01/2030 (B)	744,000	695,546
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (B)	4,381,000	4,272,724
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	6,056,000	4,983,047
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,209,000	1,784,135
4.38%, 07/15/2030 (B)	1,080,000	935,788
5.00%, 02/15/2027 (B)	3,504,000	3,356,758

		22,851,274

Capital Markets - 0.3%
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	4,744,000	4,251,987

Chemicals - 1.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	1,425,000	1,048,885
Avient Corp.
7.13%, 08/01/2030 (B)	1,385,000	1,396,163
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A) (B)	7,289,000	4,847,185
NOVA Chemicals Corp.
4.25%, 05/15/2029 (A) (B)	2,304,000	1,915,657
4.88%, 06/01/2024 (B)	2,809,000	2,738,743
5.25%, 06/01/2027 (B)	7,494,000	6,749,258

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Olin Corp.
5.00%, 02/01/2030	$ 3,224,000	$ 2,961,179
5.13%, 09/15/2027	2,530,000	2,418,427
5.63%, 08/01/2029 (A)	1,471,000	1,424,112
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	3,598,000	2,115,336

		27,614,945

Commercial Services & Supplies - 3.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (B)	5,881,000	5,471,732
5.75%, 07/15/2027 (A) (B)	4,576,000	4,423,279
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	2,986,000	2,636,915
5.00%, 09/01/2030	2,115,000	1,829,475
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,279,000	3,028,057
6.00%, 06/01/2029 (B)	3,381,000	2,813,516
9.50%, 11/01/2027 (A) (B)	1,490,000	1,458,494
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	7,404,000	7,112,902
Hertz Corp.
4.63%, 12/01/2026 (B)	593,000	535,746
5.00%, 12/01/2029 (B)	4,300,000	3,545,705
Stericycle, Inc.
5.38%, 07/15/2024 (B)	2,447,000	2,419,471
United Rentals North America, Inc.
3.75%, 01/15/2032	2,679,000	2,265,319
4.00%, 07/15/2030	3,533,000	3,123,924
6.00%, 12/15/2029 (B)	4,888,000	4,882,608
WW International, Inc.
4.50%, 04/15/2029 (B)	5,892,000	4,183,320

		49,730,463

Communications Equipment - 0.6%
CommScope, Inc.
4.75%, 09/01/2029 (B)	4,625,000	3,562,006
6.00%, 03/01/2026 (A) (B)	2,419,000	2,219,581
8.25%, 03/01/2027 (A) (B)	3,036,000	2,298,134

		8,079,721

Construction & Engineering - 1.5%
Abengoa Abenewco 2 SA
1.50%, 10/26/2024 (B) (E)	2,054,420	10,272
1.50%, 10/26/2024 (B) (E) (F) (G) (H)	2,023,470	0
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	2,445,000	2,107,668
6.63%, 01/15/2028 (B)	4,414,000	4,234,739
Beazer Homes USA, Inc.
5.88%, 10/15/2027	2,476,000	2,391,339
6.75%, 03/15/2025	4,911,000	4,876,694
7.25%, 10/15/2029	3,626,000	3,563,677
KB Home
7.25%, 07/15/2030	1,840,000	1,877,941
Meritage Homes Corp.
5.13%, 06/06/2027	521,000	504,206
6.00%, 06/01/2025	2,201,000	2,198,249

		21,764,785

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (B)	7,856,000	7,488,469

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (B)	$ 1,240,000	$ 1,152,503
3.50%, 03/15/2029 (B)	4,871,000	4,240,496
4.63%, 01/15/2027 (B)	4,299,000	4,075,529
6.50%, 02/15/2028 (B)	5,098,000	5,077,965
7.50%, 03/15/2026 (B)	1,067,000	1,086,063

		15,632,556

Containers & Packaging - 5.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (E)	3,132,216	2,544,926
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	2,886,000	2,493,471
4.00%, 09/01/2029 (B)	6,457,000	5,283,411
6.00%, 06/15/2027 (B)	424,000	418,417
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	4,266,000	3,661,255
Ball Corp.
2.88%, 08/15/2030	9,642,000	7,946,989
6.00%, 06/15/2029	736,000	736,000
6.88%, 03/15/2028	1,834,000	1,876,301
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (B)	1,254,000	1,203,673
5.38%, 01/15/2028 (B)	2,675,000	2,513,276
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	3,539,000	3,385,644
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	9,663,000	9,340,434
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	5,398,000	4,808,033
3.75%, 02/01/2030 (B)	550,000	476,228
4.13%, 08/15/2024	1,511,000	1,476,562
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (B)	2,503,000	2,488,650
OI European Group BV
4.75%, 02/15/2030 (B)	1,597,000	1,442,341
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (B)	1,014,000	1,013,541
7.25%, 05/15/2031 (B)	2,642,000	2,684,853
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (B)	255,000	225,533
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	8,042,000	7,242,545
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (B)	2,263,000	2,253,156
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	4,848,000	4,621,436
8.50%, 08/15/2027 (A) (B)	1,985,000	1,909,497

		72,046,172

Diversified REITs - 0.9%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	5,477,000	4,954,555
6.00%, 04/15/2025 (A) (B)	1,250,000	1,230,072
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	2,443,000	2,114,174

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	$ 1,731,000	$ 1,535,743
4.63%, 06/15/2025 (B)	1,508,000	1,464,162
5.75%, 02/01/2027 (B)	1,633,000	1,611,171

		12,909,877

Diversified Telecommunication Services - 2.7%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	1,852,000	1,569,855
6.00%, 01/15/2030 (B)	2,433,000	1,767,054
6.75%, 05/01/2029 (A) (B)	4,606,000	3,559,989
8.75%, 05/15/2030 (B)	280,000	270,156
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	350,000	325,500
6.63%, 08/01/2026 (A)	3,959,000	3,574,462
Iliad Holding SASU
6.50%, 10/15/2026 (B)	2,471,000	2,368,090
7.00%, 10/15/2028 (B)	4,021,000	3,775,140
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (F) (G) (H)	3,274,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	4,524,000	2,985,249
3.75%, 07/15/2029 (B)	1,518,000	995,873
4.25%, 07/01/2028 (B)	4,148,000	2,934,977
10.50%, 05/15/2030 (A) (B)	9,374,000	9,710,630
Telecom Italia Capital SA
6.00%, 09/30/2034	2,206,000	1,785,738
6.38%, 11/15/2033	2,683,000	2,268,626

		37,891,339

Electric Utilities - 0.9%
Elwood Energy LLC
8.16%, 07/05/2026	1,171,918	1,004,053
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	3,877,000	3,767,839
4.38%, 05/01/2029 (B)	3,383,000	2,978,342
5.00%, 07/31/2027 (B)	4,312,000	4,073,006
5.63%, 02/15/2027 (B)	630,000	608,309

		12,431,549

Electrical Equipment - 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (B)	3,890,000	3,782,092

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	2,530,000	2,235,865
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	563,195
4.38%, 02/15/2030 (B)	1,417,000	1,259,672

		4,058,732

Energy Equipment & Services - 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	4,294,000	4,059,807
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (B)	3,102,000	3,017,088
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (B) (E)	3,997,963	3,458,463
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	3,190,000	2,873,972

		13,409,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.9%
Ally Financial, Inc.
Fixed until 06/13/2028, 6.99% (C), 06/13/2029	$ 5,603,000	$ 5,632,477
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 7.06% (C), 12/21/2065 (B)	17,977,000	12,608,948
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 7.31% (C), 12/21/2065 (A) (B)	2,974,000	2,125,469
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	3,115,000	2,808,470
5.75%, 06/15/2027 (B)	3,595,000	3,363,590

		26,538,954

Food Products - 2.0%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	600,000	583,586
6.00%, 06/15/2030 (B)	1,844,000	1,816,413
Kraft Heinz Foods Co.
5.00%, 06/04/2042	959,000	896,143
6.88%, 01/26/2039	1,374,000	1,540,519
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	3,120,000	2,518,776
5.88%, 09/30/2027 (B)	6,908,000	6,832,534
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	2,950,000	2,508,511
4.63%, 04/15/2030 (B)	2,347,000	2,069,335
5.50%, 12/15/2029 (B)	8,718,000	8,095,243
5.63%, 01/15/2028 (B)	1,347,000	1,302,504

		28,163,564

Health Care Equipment & Supplies - 0.6%
Kevlar SpA
6.50%, 09/01/2029 (B)	4,041,000	3,475,260
Medline Borrower LP
3.88%, 04/01/2029 (B)	5,809,000	5,086,109

		8,561,369

Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	5,435,000	5,027,411
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	576,995
5.13%, 03/01/2030 (B)	1,009,000	834,940
6.13%, 08/01/2028 (B)	4,849,000	4,344,036
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	681,000	600,806
4.00%, 03/15/2031 (A) (B)	681,000	593,669
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	4,632,000	3,705,184
6.88%, 04/15/2029 (B)	674,000	446,656
8.00%, 03/15/2026 (B)	5,864,000	5,758,126
DaVita, Inc.
3.75%, 02/15/2031 (B)	7,213,000	5,783,153
4.63%, 06/01/2030 (B)	4,271,000	3,637,192
Encompass Health Corp.
4.50%, 02/01/2028	1,922,000	1,785,214
4.63%, 04/01/2031	638,000	566,899
4.75%, 02/01/2030	927,000	842,605
5.75%, 09/15/2025	4,524,000	4,512,773

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
5.38%, 02/01/2025	$ 3,103,000	$ 3,084,922
5.88%, 02/15/2026 - 02/01/2029	4,331,000	4,347,667
7.50%, 11/06/2033	441,000	483,221
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A) (B)	2,755,000	2,761,887
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	4,974,000	4,561,151
Tenet Healthcare Corp.
4.25%, 06/01/2029	3,886,000	3,481,845
4.88%, 01/01/2026	4,401,000	4,256,204
5.13%, 11/01/2027	4,518,000	4,290,229
6.13%, 10/01/2028 (A)	6,241,000	5,945,114
6.13%, 06/15/2030	3,193,000	3,099,764

		75,327,663

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	4,585,000	3,302,486

Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	1,350,000	1,242,034
7.50%, 06/01/2025 (B)	5,523,000	5,550,483

		6,792,517

Hotels, Restaurants & Leisure - 9.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (B)	2,072,000	1,897,509
4.00%, 10/15/2030 (B)	3,274,000	2,813,767
Boyd Gaming Corp.
4.75%, 12/01/2027	348,000	327,740
4.75%, 06/15/2031 (B)	1,160,000	1,037,941
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	4,857,000	4,434,903
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	6,737,000	5,930,380
6.25%, 07/01/2025 (B)	4,423,000	4,399,163
7.00%, 02/15/2030 (B)	478,000	482,757
Carnival Corp.
6.00%, 05/01/2029 (A) (B)	7,030,000	6,319,233
7.63%, 03/01/2026 (A) (B)	1,588,000	1,566,644
10.50%, 02/01/2026 - 06/01/2030 (B)	4,719,000	4,984,975
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (B)	1,225,000	1,336,927
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B)	4,706,000	4,370,638
Churchill Downs, Inc.
6.75%, 05/01/2031 (B)	2,156,000	2,107,274
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,442,000	3,226,870
5.75%, 05/01/2028 (B)	493,000	485,981
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	5,543,000	4,738,185
5.00%, 06/01/2029 (B)	1,827,000	1,633,144
International Game Technology PLC
4.13%, 04/15/2026 (B)	1,429,000	1,355,210
5.25%, 01/15/2029 (B)	1,038,000	986,103
6.25%, 01/15/2027 (B)	1,213,000	1,208,451
6.50%, 02/15/2025 (B)	2,325,000	2,328,488

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
4.63%, 09/01/2026	$ 942,000	$ 893,566
4.75%, 10/15/2028	2,858,000	2,640,483
5.50%, 04/15/2027	6,751,000	6,504,528
5.75%, 06/15/2025	5,440,000	5,379,388
6.75%, 05/01/2025	2,345,000	2,355,208
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	8,630,000	8,222,599
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (B)	3,365,000	3,197,998
5.50%, 04/01/2028 (B)	1,904,000	1,794,518
8.25%, 01/15/2029 (B)	1,780,000	1,859,005
11.50%, 06/01/2025 (B)	433,000	458,801
11.63%, 08/15/2027 (B)	1,350,000	1,474,004
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	775,000	686,697
Scientific Games International, Inc.
7.00%, 05/15/2028 (B)	3,708,000	3,694,651
Station Casinos LLC
4.50%, 02/15/2028 (B)	6,819,000	6,136,797
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	4,912,000	4,221,160
5.65%, 04/01/2024	4,162,000	4,133,698
6.00%, 04/01/2027	4,976,000	4,827,430
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	6,633,000	6,185,273
7.00%, 02/15/2029 (A) (B)	3,156,000	2,974,530
9.13%, 07/15/2031 (B)	2,792,000	2,870,734
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (B)	4,837,000	4,837,382

		133,320,733

Household Products - 0.6%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	3,718,000	3,103,318
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	4,722,000	3,895,252
5.50%, 07/15/2030 (B)	1,539,000	1,406,352

		8,404,922

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Corp.
3.75%, 03/01/2031 (B)	3,831,000	3,140,255
4.50%, 02/15/2028 (B)	2,987,000	2,742,049
5.00%, 02/01/2031 (B)	1,198,000	1,009,051
5.13%, 03/15/2028 (B)	2,084,000	1,889,662
5.25%, 06/01/2026 (B)	3,523,000	3,419,641
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	2,288,000	1,896,254
4.75%, 03/15/2028 (B)	2,809,000	2,605,637
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	1,599,000	1,319,967
3.88%, 02/15/2032 (B)	1,461,000	1,130,568
5.75%, 01/15/2028	1,264,000	1,202,985

		20,356,069

Insurance - 1.5%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (B)	4,411,000	3,173,821
7.95%, 06/15/2033 (B)	3,208,000	3,212,072

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 7.45% (C), 02/12/2067 (B)	$ 5,539,000	$ 4,737,011
HUB International Ltd.
7.25%, 06/15/2030 (B)	1,060,000	1,080,151
Lincoln National Corp.
3-Month LIBOR + 2.36%, 7.69% (C), 05/17/2066	5,033,000	3,595,776
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (B)	6,643,000	6,174,671

		21,973,502

Internet & Catalog Retail - 0.8%
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	3,022,000	2,793,598
7.50%, 09/15/2027 (B)	4,738,000	4,834,871
8.00%, 11/01/2026 (B)	3,386,000	3,452,684

		11,081,153

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	4,442,000	3,731,280

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	2,665,000	2,298,004

Machinery - 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (B)	1,181,000	1,127,917
6.38%, 06/15/2030 (B)	1,481,000	1,466,046
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	783,000	661,963
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	4,925,000	5,029,139
9.50%, 01/01/2031 (B)	524,000	561,990
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (B)	1,941,000	1,971,629
Madison IAQ LLC
4.13%, 06/30/2028 (B)	2,618,000	2,331,324
5.88%, 06/30/2029 (B)	867,000	727,234
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	6,074,000	5,601,443
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	2,233,000	2,004,443
Wabash National Corp.
4.50%, 10/15/2028 (B)	5,332,000	4,492,210

		25,975,338

Media - 9.6%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (H) (I) (J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (H) (J) (K)	1,460,000	102
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	4,014,000	3,492,407
6.13%, 12/01/2028 (A) (B)	2,813,000	2,422,696
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	5,545,000	4,400,215
4.50%, 08/15/2030 (B)	4,451,000	3,766,120
4.50%, 05/01/2032	4,975,000	4,056,697

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75%, 03/01/2030 - 02/01/2032 (B)	$ 9,444,000	$ 8,033,629
5.00%, 02/01/2028 (B)	4,251,000	3,928,565
5.38%, 06/01/2029 (B)	1,794,000	1,639,509
5.50%, 05/01/2026 (B)	1,500,000	1,464,577
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	5,269,000	4,839,629
7.50%, 06/01/2029 (A) (B)	1,756,000	1,398,046
7.75%, 04/15/2028 (A) (B)	1,123,000	939,086
CSC Holdings LLC
4.50%, 11/15/2031 (B)	1,778,000	1,275,531
4.63%, 12/01/2030 (B)	842,000	422,984
5.00%, 11/15/2031 (B)	1,505,000	760,669
5.38%, 02/01/2028 (B)	1,942,000	1,621,684
5.75%, 01/15/2030 (B)	9,848,000	5,098,621
6.50%, 02/01/2029 (B)	2,516,000	2,136,892
7.50%, 04/01/2028 (B)	2,569,000	1,587,272
11.25%, 05/15/2028 (B)	2,900,000	2,867,375
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (B) (I) (J)	10,476,000	327,375
6.63%, 08/15/2027 (B) (I) (J)	609,000	15,225
DISH DBS Corp.
5.25%, 12/01/2026 (B)	4,660,000	3,824,040
5.75%, 12/01/2028 (B)	3,059,000	2,353,801
7.38%, 07/01/2028	2,449,000	1,383,685
7.75%, 07/01/2026	2,590,000	1,683,500
DISH Network Corp.
11.75%, 11/15/2027 (B)	1,878,000	1,892,191
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A) (B)	8,041,000	5,508,085
Gray Television, Inc.
4.75%, 10/15/2030 (B)	4,827,000	3,332,606
7.00%, 05/15/2027 (B)	4,283,000	3,704,795
iHeartCommunications, Inc.
6.38%, 05/01/2026	3,451,000	2,983,363
8.38%, 05/01/2027	5,313,759	3,655,547
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	2,665,000	2,203,832
6.75%, 10/15/2027 (B)	5,813,000	5,436,843
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	2,308,000	1,504,793
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	2,189,000	1,795,824
5.00%, 08/01/2027 (B)	250,000	232,019
5.50%, 07/01/2029 (B)	2,622,000	2,385,564
TEGNA, Inc.
4.63%, 03/15/2028 01/07/2020 - 05/18/2020	2,659,000	2,393,100
4.75%, 03/15/2026 09/08/2020 (B)	1,261,000	1,210,182
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	4,814,000	4,687,696
8.00%, 08/15/2028 (B) (L)	650,000	656,630
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	3,607,000	3,029,316
UPC Holding BV
5.50%, 01/15/2028 (B)	2,314,000	2,059,460
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	3,750,000	3,066,855
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	1,369,000	1,172,313
5.50%, 05/15/2029 (B)	8,274,000	7,636,124

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	$ 11,334,000	$ 9,211,129
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	2,487,000	2,313,692

		137,811,982

Metals & Mining - 4.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (B)	3,401,000	3,389,777
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (B)	4,448,000	4,475,836
Constellium SE
5.63%, 06/15/2028 (A) (B)	6,591,000	6,279,344
5.88%, 02/15/2026 (B)	8,451,000	8,329,018
Enviri Corp.
5.75%, 07/31/2027 (B)	4,973,000	4,295,429
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/2030 (B)	4,821,000	4,623,977
6.13%, 04/15/2032 (B)	1,535,000	1,474,591
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,057,000	1,939,300
4.38%, 08/01/2028	4,477,000	4,233,883
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	4,994,000	4,998,395
8.50%, 05/01/2030 (B)	5,033,000	5,085,594
New Gold, Inc.
7.50%, 07/15/2027 (B)	5,475,000	5,231,362
Novelis Corp.
3.25%, 11/15/2026 (B)	1,322,000	1,201,102
3.88%, 08/15/2031 (B)	612,000	509,598
4.75%, 01/30/2030 (B)	6,974,000	6,266,935

		62,334,141

Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,781,000	1,602,224
5.25%, 10/01/2025 (B)	3,596,000	3,447,667

		5,049,891

Oil, Gas & Consumable Fuels - 11.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	3,518,000	3,297,929
7.88%, 05/15/2026 (B)	4,499,000	4,593,636
Callon Petroleum Co.
6.38%, 07/01/2026 (A)	1,021,000	1,000,411
7.50%, 06/15/2030 (A) (B)	3,589,000	3,484,248
8.25%, 07/15/2025	4,645,000	4,645,000
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,011,000	4,459,145
Cheniere Energy, Inc.
4.63%, 10/15/2028	1,673,000	1,574,461
Chord Energy Corp.
6.38%, 06/01/2026 (B)	3,950,000	3,920,013
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	2,080,000	1,963,000
8.75%, 07/01/2031 (B)	5,367,000	5,554,845
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	3,344,000	2,960,059
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (B)	7,024,000	7,140,544
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	209,324
5.63%, 10/15/2025 (B)	10,371,000	10,215,435

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
5.38%, 07/15/2025	$ 5,213,000	$ 5,179,512
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	2,241,000	1,987,072
4.38%, 06/15/2031 (B)	535,000	464,443
EnLink Midstream LLC
6.50%, 09/01/2030 (B)	2,323,000	2,337,958
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	554,000	549,997
6.50%, 07/01/2027 (B)	1,742,000	1,738,274
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	2,184,000	2,178,433
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	272,000	238,000
5.13%, 06/15/2028 (A) (B)	3,443,000	3,254,697
Holly Energy Partners LP/Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	3,431,000	3,409,048
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	5,125,000	4,868,636
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,773,846
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	853,000	796,681
NuStar Logistics LP
5.63%, 04/28/2027	3,649,000	3,540,499
5.75%, 10/01/2025	944,000	927,480
6.00%, 06/01/2026	681,000	670,201
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,400,000	1,392,650
5.88%, 09/01/2025	2,765,000	2,770,256
6.13%, 01/01/2031	871,000	891,338
6.20%, 03/15/2040	2,345,000	2,366,410
6.45%, 09/15/2036	6,446,000	6,767,333
6.60%, 03/15/2046	860,000	913,053
6.63%, 09/01/2030	3,228,000	3,384,881
7.15%, 05/15/2028	4,012,000	4,221,426
Ovintiv, Inc.
7.38%, 11/01/2031	2,000,000	2,158,733
Parkland Corp.
4.50%, 10/01/2029 (B)	1,649,000	1,455,213
4.63%, 05/01/2030 (B)	855,000	750,309
5.88%, 07/15/2027 (B)	2,642,000	2,568,282
PDC Energy, Inc.
5.75%, 05/15/2026	2,512,000	2,529,270
6.13%, 09/15/2024 09/14/2016 - 06/25/2020	4,175,000	4,164,562
SM Energy Co.
6.50%, 07/15/2028	782,000	764,387
6.63%, 01/15/2027	4,665,000	4,572,749
6.75%, 09/15/2026	3,319,000	3,260,917
Southwestern Energy Co.
4.75%, 02/01/2032	1,455,000	1,292,791
5.38%, 03/15/2030	2,116,000	1,980,087
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00% (M), 10/15/2026 (B)	2,015,000	1,979,706
Summit Midstream Partners LP
Fixed until 05/01/2023, 12.98% (C), 09/05/2023 (D)	4,423,000	2,974,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,373,000	1,203,791
4.88%, 02/01/2031	3,857,000	3,587,473
5.00%, 01/15/2028	2,590,000	2,486,158
5.50%, 03/01/2030	3,151,000	3,038,478

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.30%, 03/01/2048	$ 5,885,000	$ 5,045,822
5.45%, 04/01/2044	2,246,000	1,960,797

		160,414,166

Paper & Forest Products - 0.7%
Domtar Corp.
6.75%, 10/01/2028 (B)	4,705,000	4,107,510
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	8,551,000	5,899,997

		10,007,507

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (B)	2,337,000	2,252,652
6.50%, 04/15/2026 (A) (B)	4,966,000	4,925,676
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (B)	2,120,000	2,137,384

		9,315,712

Pharmaceuticals - 1.1%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	3,188,000	1,781,518
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	2,008,000	918,283
5.25%, 01/30/2030 (B)	1,394,000	621,406
7.00%, 01/15/2028 (B)	3,255,000	1,529,969
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (A) (B)	4,501,000	3,947,879
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	2,786,000	2,496,659
5.13%, 04/30/2031 (B)	5,403,000	4,580,134

		15,875,848

Professional Services - 0.3%
Gartner, Inc.
3.63%, 06/15/2029 (B)	472,000	415,906
3.75%, 10/01/2030 (B)	1,745,000	1,521,120
4.50%, 07/01/2028 (B)	3,258,000	3,049,059

		4,986,085

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	2,936,000	2,691,255

Software - 1.0%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	4,476,000	3,864,377
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (B)	5,567,000	4,820,165
MSCI, Inc.
3.63%, 09/01/2030 (B)	5,264,000	4,607,260
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	3,270,000	1,462,642

		14,754,444

Specialized REITs - 0.9%
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	881,000	759,003
5.25%, 03/15/2028 (B)	4,992,000	4,681,947
7.00%, 02/15/2029 (B)	2,473,000	2,481,736

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
SBA Communications Corp.
3.13%, 02/01/2029	$ 4,203,000	$ 3,542,515
3.88%, 02/15/2027	1,973,000	1,817,770

		13,282,971

Specialty Retail - 1.0%
Bath & Body Works, Inc.
5.25%, 02/01/2028	743,000	707,921
6.63%, 10/01/2030 (B)	247,000	238,654
6.75%, 07/01/2036 (A)	1,960,000	1,782,702
6.88%, 11/01/2035	1,468,000	1,362,255
7.50%, 06/15/2029 (A)	4,949,000	5,008,096
9.38%, 07/01/2025 (A) (B)	522,000	551,026
Staples, Inc.
7.50%, 04/15/2026 (B)	5,296,000	4,374,552

		14,025,206

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp.
5.13%, 04/15/2029 (B)	5,754,000	5,145,470
5.25%, 10/01/2030 (B)	2,509,000	2,235,509
5.75%, 09/01/2027 (B)	2,418,000	2,433,120
6.13%, 09/01/2029 (B)	2,260,000	2,297,035
Seagate HDD Cayman
8.25%, 12/15/2029 (B)	1,033,000	1,080,208
8.50%, 07/15/2031 (B)	870,000	908,298
Western Digital Corp.
4.75%, 02/15/2026	3,597,000	3,434,779

		17,534,419

Wireless Telecommunication Services - 1.4%
Altice France SA
5.13%, 07/15/2029 (B)	506,000	354,320
5.50%, 10/15/2029 (B)	4,532,000	3,219,131
8.13%, 02/01/2027 (B)	3,724,000	3,037,024
Sprint LLC
7.13%, 06/15/2024	4,095,000	4,133,488
7.63%, 03/01/2026	1,427,000	1,486,449
7.88%, 09/15/2023	1,728,000	1,729,343
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (B)	2,322,000	1,922,445
4.75%, 07/15/2031 (B)	4,529,000	3,823,082

		19,705,282

Total Corporate Debt Securities (Cost $1,447,884,694)		1,319,930,521

LOAN ASSIGNMENTS - 1.3%
Automobile Components - 0.2%
Clarios Global LP
Term Loan,
1-Month Term SOFR + 3.75%, 9.07% (C), 05/06/2030	2,770,000	2,767,230

Communications Equipment - 0.4%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 8.50%, 13.81% (C), 08/01/2028	6,601,152	5,566,969

Containers & Packaging - 0.7%
Anchor Glass Container Corp.
Term Loan,
TBD, 12/07/2023 (L) (N) (O)	5,510,870	4,188,261

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Reynolds Group Holdings, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.68% (C), 02/05/2026 (L)	$ 3,191,897	$ 3,186,576
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.74% (C), 09/15/2028	2,546,383	2,538,955

		9,913,792

Total Loan Assignments (Cost $19,404,099)		18,247,991

	Shares	Value
COMMON STOCKS - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat SA (G) (H)	31,705	681,657

Electric Utilities - 0.0% (P)
Homer City Generation LLC (G) (H)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (F) (G) (H) (J)	3,226	0

Software - 0.2%
ASG WT Corp. (G) (H)	1,265	142,490
Avaya Holdings Corp. (G)	233,572	3,036,436

		3,178,926

Total Common Stocks (Cost $19,682,926)		3,863,290

RIGHTS - 0.0% (P)
Diversified Telecommunication Services - 0.0% (P)
Intelsat Jackson Holdings SA (J)	14	72

Total Rights (Cost $-)		72

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury Bills
5.35% (Q), 09/12/2023	$ 28,883,500	28,706,631

Total Short-Term U.S. Government Obligation (Cost $28,707,246)		28,706,631

	Shares	Value
OTHER INVESTMENT COMPANY - 5.2%
Securities Lending Collateral - 5.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (Q)	75,018,968	75,018,968

Total Other Investment Company (Cost $75,018,968)		75,018,968

Principal	Value
REPURCHASE AGREEMENT - 3.1%

Fixed Income Clearing Corp., 2.50% (Q), dated 07/31/2023, to be repurchased at $44,938,929 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $45,834,572.

$ 44,935,808	$ 44,935,808

Total Repurchase Agreement (Cost $44,935,808)	44,935,808

Total Investments (Cost $1,635,633,741)	1,490,703,281
Net Other Assets (Liabilities) - (4.3)%	(61,962,814)

Net Assets - 100.0%	$ 1,428,740,467

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,319,930,328	$193	$1,319,930,521
Loan Assignments	—	18,247,991	—	18,247,991
Common Stocks	—	3,036,436	826,854	3,863,290
Rights	72	—	—	72
Short-Term U.S. Government Obligation	—	28,706,631	—	28,706,631
Other Investment Company	75,018,968	—	—	75,018,968
Repurchase Agreement	—	44,935,808	—	44,935,808

Total Investments	$75,019,040	$1,414,857,194	$827,047	$1,490,703,281

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $75,422,012, collateralized by cash collateral of $75,018,968 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,976,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $936,659,132, representing 65.6% of the Fund’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Securities deemed worthless.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2023, the total value of securities is $3,863,483, representing 0.3% of the Fund’s net assets.
(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $342,691, representing less than 0.1% of the Fund’s net assets.
(J)	Non-income producing securities.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2023; the maturity date disclosed is the ultimate maturity date.
(N)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Anchor Glass Container Corp. Term Loan, TBD, 12/07/2023	05/18/2023	$4,381,141	$4,188,261	0.3%

(O)	All or a portion of the security represents an unsettled loan commitment at July 31, 2023 where the rate will be determined at time of settlement.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Rates disclosed reflect the yields at July 31, 2023.
(R)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:
CDI	CHESS Depositary Interests
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 9

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11